BANK BORROWINGS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013 iKang Holding Loan framework agreement with BEA	Jun. 28, 2013 The Bank of East Asia-secured iKang Holding Loan framework agreement with BEA	Mar. 31, 2014 The Bank of East Asia-secured iKang Holding Loan framework agreement with BEA	Mar. 31, 2013 The Bank of East Asia-secured iKang Holding Loan framework agreement with BEA
Long term borrowings
Term of framework loan facility				10 years
Maximum borrowing capacity				$ 3,268
Term of loan					2 years
Amount borrowed					1,897
Variable rate basis					benchmark interest rate announced by the People's Bank of China's interest rate
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate					10.00%
Long term borrowings	1,865					1,865	0
Interest expense	$ 827	$ 477	$ 5
Weighted average effective interest rate (as a percent)	7.00%	7.80%	8.20%